                                           UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                     Washington, D.C. 20549

                                              FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513 )

Exact name of registrant as specified in charter: Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2007

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments:

Putnam Prime Money Market Fund

The fund's portfolio
12/31/06 (Unaudited)

COMMERCIAL PAPER (68.6%)(a)
			Principal
	Yield (%)	Maturity date	amount	Value

Domestic (52.0%)
Amstel Funding Corp.	5.381	4/25/07	$24,000,000	$23,601,760
Amstel Funding Corp.	5.341	4/17/07	37,000,000	36,428,042
Amstel Funding Corp.	5.334	2/28/07	18,619,000	18,461,814
Amstel Funding Corp.	5.332	2/27/07	40,000,000	39,666,867
Amstel Funding Corp.	5.306	5/25/07	50,000,000	48,966,000
Aquifer Funding, LLC	5.323	1/5/07	75,000,000	74,955,833
Aquifer Funding, LLC	5.323	1/4/07	45,000,000	44,980,125
Aquifer Funding, LLC	5.323	1/3/07	50,000,000	49,985,278
Atlantic Asset Securitization, LLC	5.316	1/11/07	33,342,000	33,293,191
BA Credit Card Trust Emerald Notes	5.352	3/22/07	35,000,000	34,589,333
BA Credit Card Trust Emerald Notes	5.339	2/13/07	35,000,000	34,779,685
BA Credit Card Trust Emerald Notes	5.337	1/24/07	9,400,000	9,368,351
BA Credit Card Trust Emerald Notes	5.330	1/9/07	55,000,000	54,935,711
BA Credit Card Trust Emerald Notes	5.325	2/20/07	25,000,000	24,817,361
BA Credit Card Trust Emerald Notes	5.324	3/5/07	36,000,000	35,668,620
BA Credit Card Trust Emerald Notes	5.324	2/26/07	47,550,000	47,160,935
BA Credit Card Trust Emerald Notes	5.324	1/16/07	12,000,000	11,973,650
BA Credit Card Trust Emerald Notes	5.317	2/22/07	12,000,000	11,908,913
Bank of America Corp.	5.325	3/15/07	26,000,000	25,725,581
Bank of America Corp.	5.321	3/16/07	20,000,000	19,784,167
Barton Capital, LLC	5.320	1/11/07	25,000,000	24,963,403
Bear Stearns Cos.	5.323	2/28/07	28,000,000	27,764,971
Bear Stearns Cos.	5.317	2/1/07	40,000,000	39,818,822
Bear Stearns Cos.	5.317	1/22/07	17,000,000	16,947,838
Bryant Park Funding, LLC	5.363	1/10/07	32,276,000	32,233,476
Bryant Park Funding, LLC	5.347	1/17/07	40,700,000	40,604,943
Bryant Park Funding, LLC	5.345	3/15/07	18,175,000	17,980,406
Bryant Park Funding, LLC	5.331	2/12/07	25,339,000	25,183,503
Bryant Park Funding, LLC	5.330	1/18/07	20,500,000	20,448,983
Bryant Park Funding, LLC	5.320	1/23/07	18,814,000	18,753,064
Bryant Park Funding, LLC	5.314	2/5/07	20,469,000	20,364,224
Bryant Park Funding, LLC	5.313	2/22/07	59,031,000	58,581,643
Bryant Park Funding, LLC	5.310	1/3/07	25,000,000	24,992,694
CAFCO, LLC.	5.323	1/9/07	16,195,000	16,176,034
CAFCO, LLC.	5.318	1/5/07	28,250,000	28,233,427
CAFCO, LLC.	5.316	1/26/07	25,000,000	24,908,681
CHARTA, LLC	5.356	2/14/07	15,000,000	14,902,650
CHARTA, LLC	5.343	2/5/07	82,000,000	81,578,931
CHARTA, LLC	5.336	2/8/07	50,000,000	49,721,861
CHARTA, LLC	5.334	2/6/07	47,500,000	47,249,675
CHARTA, LLC	5.329	1/30/07	45,000,000	44,808,962
CHARTA, LLC	5.316	1/19/07	20,000,000	19,947,400
CIT Group, Inc.	5.355	5/11/07	13,327,000	13,074,342
CIT Group, Inc.	5.340	3/15/07	11,100,000	10,981,831
Citibank Credit Card Issuance Trust Dakota Notes	5.332	2/9/07	9,000,000	8,948,715
Citibank Credit Card Issuance Trust Dakota Notes	5.326	1/12/07	40,000,000	39,935,833
Citibank Credit Card Issuance Trust Dakota Notes	5.322	1/12/07	35,000,000	34,943,908
Citibank Credit Card Issuance Trust Dakota Notes	5.308	3/6/07	40,000,000	39,627,378
Citigroup Funding, Inc.	5.326	2/16/07	27,000,000	26,818,012
Citigroup Funding, Inc.	5.325	3/15/07	6,700,000	6,629,081
Citius II Funding, Ltd.	5.352	2/26/07	10,000,000	9,917,556
Citius II Funding, Ltd.	5.347	2/20/07	14,824,000	14,714,879
Citius II Funding, Ltd.	5.343	3/5/07	7,453,000	7,384,004
Citius II Funding, Ltd.	5.322	3/1/07	140,000,000	138,793,614
Citius II Funding, Ltd.	5.322	2/2/07	30,000,000	29,859,333
CRC Funding, LLC	5.321	1/12/07	16,000,000	15,974,333
CRC Funding, LLC	5.320	1/11/07	52,350,000	52,273,470
CRC Funding, LLC	5.319	1/9/07	20,000,000	19,976,578
Curzon Funding, LLC	5.392	3/12/07	11,000,000	10,887,708
Curzon Funding, LLC	5.351	4/16/07	47,500,000	46,778,198
Curzon Funding, LLC	5.342	3/23/07	37,000,000	36,561,272
Curzon Funding, LLC	5.341	2/2/07	10,000,000	9,953,156
Curzon Funding, LLC	5.339	3/16/07	30,000,000	29,675,017
Curzon Funding, LLC	5.327	2/21/07	22,000,000	21,836,219
Curzon Funding, LLC	5.323	2/9/07	40,000,000	39,772,283
Curzon Funding, LLC	5.316	3/20/07	16,000,000	15,820,080
Gotham Funding Corp.	5.363	2/1/07	15,055,000	14,985,902
Gotham Funding Corp.	5.347	2/12/07	14,000,000	13,913,270
Gotham Funding Corp.	5.330	1/2/07	2,267,000	2,266,669
Gotham Funding Corp.	5.322	1/11/07	41,000,000	40,939,639
Govco, Inc.	5.327	2/15/07	25,000,000	24,835,781
Govco, Inc.	5.320	3/12/07	6,100,000	6,037,729
Govco, Inc.	5.320	1/8/07	36,320,000	36,282,923
Govco, Inc.	5.315	3/7/07	28,000,000	27,734,836
Grampian Funding, LLC	5.347	2/26/07	23,000,000	22,812,167
Grampian Funding, LLC	5.327	6/11/07	20,000,000	19,535,783
Grampian Funding, LLC	5.315	4/13/07	30,000,000	29,556,300
Grampian Funding, LLC	5.310	4/16/07	27,000,000	26,589,319
International Lease Finance Corp.	5.327	2/14/07	13,000,000	12,916,583
Jupiter Securitization Corp.	5.320	1/11/07	15,078,000	15,055,760
Klio II Funding Corp.	5.380	1/26/07	7,802,000	7,773,013
Klio II Funding Corp.	5.370	1/29/07	28,638,000	28,519,057
Klio II Funding Corp.	5.342	1/22/07	20,000,000	19,938,050

Klio II Funding Corp.	5.340	2/13/07	38,000,000	37,760,801
Klio II Funding Corp.	5.338	3/15/07	12,000,000	11,871,763
Klio II Funding Corp.	5.330	1/19/07	65,496,000	65,322,436
Klio II Funding Corp.	5.330	1/18/07	36,000,000	35,910,580
Klio II Funding Corp.	5.325	3/8/07	44,261,000	43,834,785
Master Funding, LLC Ser. B	5.330	1/31/07	35,000,000	34,846,146
NATC California, LLC (SunTrust Bank (Letter of Credit
(LOC)))	5.331	1/11/07	25,000,000	24,963,472
Old Line Funding Corp.	5.354	1/2/07	25,482,000	25,478,220
Park Avenue Receivables Corp.	5.320	1/11/07	10,000,000	9,985,250
Park Avenue Receivables Corp.	5.315	1/8/07	52,795,000	52,740,694
Park Granada, LLC	5.370	1/2/07	150,000,000	149,977,625
Park Granada, LLC	5.356	1/22/07	5,000,000	4,984,658
Park Granada, LLC	5.348	4/30/07	15,986,000	15,710,690
Park Granada, LLC	5.284	5/4/07	25,000,000	24,558,396
Procter & Gamble Co.	5.325	2/9/07	20,000,000	19,885,383
Ranger Funding Co., LLC	5.317	2/27/07	34,600,000	34,311,292
Ranger Funding Co., LLC	5.316	1/12/07	8,000,000	7,987,118
Ranger Funding Co., LLC	5.310	1/5/07	30,000,000	29,982,433
Sheffield Receivables Corp.	5.319	1/8/07	10,039,000	10,028,752
Sheffield Receivables Corp.	5.310	1/2/07	112,900,000	112,883,347
Thunder Bay Funding, Inc.	5.388	1/5/07	26,000,000	25,984,458
Thunder Bay Funding, Inc.	5.336	1/31/07	65,321,000	65,031,955
Thunder Bay Funding, Inc.	5.331	2/6/07	11,516,000	11,455,311
Thunder Bay Funding, Inc.	5.321	1/8/07	30,000,000	29,969,258
Thunder Bay Funding, Inc.	5.311	2/9/07	40,000,000	39,771,850
Windmill Funding Corp.	5.328	2/15/07	20,000,000	19,868,750
Working Capital Management Co., L.P.	5.335	1/17/07	7,093,000	7,076,229
Working Capital Management Co., L.P.	5.327	1/24/07	35,000,000	34,880,144
Working Capital Management Co., L.P.	5.324	1/8/07	113,640,000	113,522,742
Yorktown Capital, LLC	5.317	2/15/07	50,000,000	49,670,000
				3,558,300,927

Foreign (16.6%)
Atlantis One Funding Corp. (Netherlands)	5.318	3/16/07	25,000,000	24,730,208
Atlantis One Funding Corp. (Netherlands)	5.313	4/11/07	35,000,000	34,497,361
Bank of Ireland (Ireland)	5.402	2/20/07	44,404,000	44,081,000
Bank of Ireland (Ireland)	5.384	2/23/07	20,000,000	19,845,122
Barclays U.S. Funding Corp. (United Kingdom)	5.320	4/2/07	37,000,000	36,514,375
COFCO Capital Corp. (Rabobank Nederland (LOC))
(Netherlands)	5.307	1/11/07	25,100,000	25,063,187
Credit Suisse (Switzerland)	5.302	2/12/07	21,320,000	21,189,415
Danske Corp. (Denmark)	5.301	1/22/07	24,000,000	23,927,060
ED & F Man Treasury Management (Royal Bank of Scotland
PLC (LOC)) (United Kingdom)	5.280	1/2/07	95,000,000	94,986,067
HBOS Treasury Services PLC (United Kingdom)	5.349	3/22/07	22,000,000	21,744,311
HBOS Treasury Services PLC (United Kingdom)	5.338	3/13/07	49,400,000	48,890,569
HBOS Treasury Services PLC (United Kingdom)	5.313	3/5/07	40,000,000	39,633,200
ICICI Bank, Ltd. (Fortis Bank SA/NV (LOC)) (Belgium)	5.332	2/9/07	53,000,000	52,697,414
ING America Insurance Holdings (Netherlands)	5.334	1/29/07	27,000,000	26,889,645
ING America Insurance Holdings (Netherlands)	5.324	2/12/07	25,000,000	24,846,729
Lloyds TSB Bank PLC (United Kingdom)	5.380	1/29/07	6,030,000	6,004,909
Santander Central Hispano Finance (Delaware), Inc.
(Spain)	5.301	2/7/07	31,895,000	31,722,244
Societe Generale (France)	5.352	1/8/07	9,500,000	9,490,284
Societe Generale (France)	5.338	3/8/07	24,300,000	24,066,112
Societe Generale (France)	5.318	4/4/07	24,000,000	23,678,840
Swedbank Mortgage AB (Sweden)	5.332	2/15/07	40,000,000	39,738,250
Swedbank Mortgage AB (Sweden)	5.299	3/7/07	35,000,000	34,669,493
Tulip Funding Corp. (Netherlands)	5.386	1/29/07	30,000,000	29,874,933
Tulip Funding Corp. (Netherlands)	5.345	1/2/07	46,000,000	45,993,202
Tulip Funding Corp. (Netherlands)	5.342	1/23/07	35,000,000	34,887,281
Tulip Funding Corp. (Netherlands)	5.336	3/1/07	25,493,000	25,272,401
Tulip Funding Corp. (Netherlands)	5.331	1/12/07	30,000,000	29,951,417
Tulip Funding Corp. (Netherlands)	5.327	1/8/07	31,537,000	31,504,499
UBS Finance (Delaware), LLC (Switzerland)	5.338	3/8/07	21,100,000	20,896,913
UniCredito Italiano Bank (Ireland) PLC (Italy)	5.382	1/22/07	30,000,000	29,906,200
UniCredito Italiano Bank (Ireland) PLC (Italy)	5.360	1/25/07	15,000,000	14,946,700
UniCredito Italiano Bank (Ireland) PLC (Italy)	5.341	3/5/07	75,000,000	74,310,938
UniCredito Italiano Bank (Ireland) PLC (Italy)	5.329	1/3/07	36,000,000	35,989,400
UniCredito Italiano Bank (Ireland) PLC (Italy)	5.320	1/5/07	20,650,000	20,637,874
Westpac Trust Securities NZ, Ltd. (Australia)	5.347	4/13/07	30,000,000	29,555,875
				1,132,633,428

Total commercial paper (cost $4,690,934,355)				$4,690,934,355
CERTIFICATES OF DEPOSIT (10.2%)(a)
			Principal
	Yield (%)	Maturity date	amount	Value

Domestic (3.3%)
Bank of America N.A. FRN, Ser. BKNT	5.320	3/20/07	$45,000,000	$45,000,000
Charter One Bank N.A. Ser. CD	5.340	1/17/07	45,000,000	45,000,000
Citibank, N.A. Ser. CD	5.325	1/12/07	12,000,000	12,000,000
Citizens Bank of Pennsylvania Ser. CD	5.320	3/8/07	56,000,000	56,000,000
SunTrust Bank FRN, Ser. CD	5.300	2/9/07	30,000,000	29,999,685
Wachovia Bank, N.A. FRN, Ser. CD	5.324	3/30/07	40,000,000	39,998,486
				227,998,171

Foreign (6.9%)
Barclays Bank PLC FRN, Ser. YCD (United Kingdom)	5.295	4/4/07	35,000,000	34,998,240
Calyon FRN, Ser. YCD (France)	5.300	9/13/07	47,000,000	46,991,004
Canadian Imperial Bank of Commerce FRN, Ser. YCD1
(Canada) (M)	5.350	12/23/10	15,000,000	15,000,000

Credit Agricole S.A. Ser. ECD (France)	5.330	3/13/07		46,000,000	45,999,113
Credit Suisse New York FRN, Ser. MTN (Switzerland)	5.329	8/1/07		40,000,000	40,001,048
Deutsche Bank AG Ser. YCD (Germany)	5.400	12/12/07		46,000,000	46,000,000
Deutsche Bank AG Ser. ECD (Germany)	4.900	2/5/07		28,000,000	27,998,704
Deutsche Bank AG Ser. ECD (Germany)	4.900	2/5/07		16,500,000	16,498,410
Deutsche Bank AG Ser. ECD (Germany)	4.860	1/31/07		29,000,000	28,999,309
Societe Generale Ser. ECD (France)	5.405	3/21/07		25,000,000	24,999,545
Svenska Handelsbanken FRN, Ser. YCD (Sweden)	5.295	10/4/07		28,000,000	27,995,810
Toronto Dominion Bank (Canada)	5.418	12/18/07		48,000,000	48,000,000
Westpac Banking Corp. FRN, Ser. DPNT (Australia)	5.310	12/7/07		65,000,000	64,991,869

					468,473,052
Total certificates of deposit (cost $696,471,223)					$696,471,223
CORPORATE BONDS AND NOTES (7.7%)(a)
				Principal
	Yield (%)	Maturity date		amount	Value

Domestic (2.2%)
Bank of New York Co., Inc. (The) 144A sr. notes FRN,
Ser. XMTN (M)	5.340	3/10/15		$18,000,000	$18,000,000
Lehman Brothers Holdings, Inc. FRN, Ser. MTN	5.340	6/26/07		15,000,000	15,000,000
Merrill Lynch & Co., Inc. FRN, Ser. C (M)	5.360	9/15/10		9,000,000	9,000,000
Merrill Lynch & Co., Inc. FRN, Ser. MTN (M)	5.330	8/24/11		25,000,000	25,000,000
Merrill Lynch & Co., Inc. notes	7.000	1/15/07		17,260,000	17,268,582
Morgan Stanley Dean Witter & Co. FRN	5.505	7/27/07		13,930,000	13,943,138
Morgan Stanley Dean Witter & Co. FRN, Ser. EXL1	5.460	3/14/07		25,800,000	25,806,026
Wachovia Corp. sr. notes FRN	5.454	7/20/07		26,000,000	26,015,714
					150,033,460

Foreign (5.5%)
Bank of Ireland 144A unsec. notes FRN, Ser. XMTN,
(Ireland) (M)	5.350	10/20/10		25,000,000	25,000,223
BNP Paribas 144A FRN (France) (M)	5.345	5/19/11		29,000,000	29,000,000
Commonwealth Bank of Australia 144A FRN (Australia) (M)	5.350	8/24/10		20,000,000	20,000,000
Credit Agricole S.A.144A FRN (France) (M)	5.344	7/22/11		20,000,000	20,000,000
DnB NOR Bank ASA 144A FRN (Norway) (M)	5.340	5/25/11		25,000,000	25,000,000
HBOS Treasury Services PLC 144A FRN, Ser. MTN* (United
Kingdom) (M)	5.320	2/9/11		22,000,000	22,000,000
HSBC Bank USA sr. notes FRN, Ser. BKNT (United Kingdom)	5.435	9/21/07		31,700,000	31,724,041
HSBC Finance Corp. FRN, Ser. MTN (United Kingdom)	5.410	10/4/07		30,000,000	30,015,125
HSBC USA, Inc. sr. notes FRN, Ser. EXT (United
Kingdom) (M)	5.350	12/15/11		19,000,000	19,000,000
National Australia Bank, Ltd. 144A FRB (Australia) (M)	5.320	3/7/11		29,000,000	29,000,000
Nordea Bank AB 144A FRN (Sweden) (M)	5.360	8/11/10		18,000,000	18,000,000
Nordea Bank AB 144A unsec. notes FRN, Ser. EXL
(Sweden) (M)	5.330	4/8/11		15,000,000	15,000,000
Santander US Debt S.A. Unipersonal 144A bank guaranty
FRN (Spain)	5.384	10/19/07		45,000,000	45,011,848
Westpac Banking Corp. 144A FRN (Australia) (M)	5.330	12/6/11		25,000,000	25,000,000
Westpac Banking Corp. 144A FRN (Australia) (M)	5.320	2/16/11		24,000,000	24,000,000
					377,751,237

Total corporate bonds and notes (cost $527,784,697)					$527,784,697
MUNICIPAL BONDS AND NOTES (2.2%)(a)
				Principal
	Yield (%)	Maturity date	Rating (RAT)	amount	Value

CO Hsg. & Fin. Auth. VRDN
(Multi-Fam.), Ser. B-1, Class II, MBIA (M)	5.380	10/1/44	VMIG1	$19,000,000	$19,000,000
(Single Fam.), Ser. A1, Class I (Dexia Credit Local
(LOC)) (M)	5.380	11/1/34	VMIG1	23,110,000	23,110,000
(Single Fam. Mtge.), Ser. B-2 (JPMorgan Chase Bank
(LOC)) (M)	5.380	11/1/33	VMIG1	19,655,000	19,655,000
KY Hsg. Corp. VRDN, Ser. W (Lloyds TSB Bank PLC (LOC))
(M)	5.350	7/1/37	VMIG1	10,000,000	10,000,000
North TX, Higher Ed. Auth. Inc. VRDN (Student Loan)
Ser. C, AMBAC (M)	5.350	12/1/45	VMIG1	46,100,000	46,100,000
Ser. B, AMBAC (DEPFA Bank PLC (LOC)) (M)	5.350	12/1/44	VMIG1	30,700,000	30,700,000

Total municipal bonds and notes (cost $148,565,000)					$148,565,000
TIME DEPOSITS (1.4%)(a) (cost $97,900,000)
				Principal
	Yield (%)	Maturity date		amount	Value

Calyon (France)	5.260	1/2/07		$97,900,000	$97,900,000

U.S. GOVERNMENT AGENCY OBLIGATIONS (1.3%)(a)
				Principal
	Yield (%)	Maturity date		amount	Value

Fannie Mae notes	5.410	12/28/07		$45,100,000	$45,100,000
Fannie Mae notes	5.300	1/8/08		45,000,000	45,000,000

Total U.S. government agency obligations (cost $90,100,000)					$90,100,000
ASSET BACKED SECURITIES (0.4%)(a) (cost $27,206,142)
				Principal
	Yield (%)	Maturity date		amount	Value

TIAA Real Estate CDO, Ltd. 144A FRB, Ser. 03-1A,
Class A1MM (Cayman Islands) (M)	5.380	12/28/18		$27,206,142	$27,206,142

MUNICIPAL COMMERCIAL PAPER (0.4%)(a) (cost $26,500,000)
				Principal
	Yield (%)	Maturity date	Rating (RAT)	amount	Value

Montgomery Cnty., Commercial Paper (Catholic Hlth.
Initiatives)	5.471	3/15/07	P-1	$26,500,000	$26,500,000

SHORT-TERM INVESTMENTS (8.4%)(a)
				Principal
				amount	Value

Interest in $684,000,000 joint tri-party repurchase
agreement dated December 29, 2006 with Bank of America
Securties, LLC due January 2, 2007 with respect to
various U.S. Government obligations -- maturity value
of $270,159,300 for an effective yield of 5.31%
(collateralized by Fannie Mae and Freddie Mac
securities with coupon rates ranging from 4.50% to
6.50% and due dates ranging from December 1, 2019 to
January 1, 2037, valued at $697,680,000)				$270,000,000	$270,000,000
Interest in $56,000,000 tri-party repurchase agreement
dated December 29, 2006 with Bank of America
Securities, LLC due January 2, 2007 with respect to
various U.S. Government obligations -- maturity value
of $56,033,242 for an effective yield of 5.343%
(collateralized by various corporate bonds and notes
with coupon rates ranging from 6.20% to 7.90% and due
dates ranging from November 15, 2028 to May 15, 2049,
valued at $57,120,001)				56,000,000	56,000,000
Interest in $125,000,000 tri-party repurchase
agreement dated December 29, 2006 with Lehman
Brothers, Inc. due January 2, 2007 with respect to
various U.S. Government obligations -- maturity value
of $125,074,340 for an effective yield of 5.353%
(collateralized by various corporate bonds and notes
with coupon rates ranging from 3.50% to 8.95% and due
dates ranging from April 15, 2007 to April 1, 2036,
valued at $127,504,503)				125,000,000	125,000,000
Interest in $125,000,000 tri-party repurchase
agreement dated December 29, 2006 with Merrill Lynch
Government Securities, Inc. due January 2, 2007 with
respect to various U.S. Government obligations --
maturity value of $125,074,340 for an effective yield
of 5.353% (collateralized by Capital One Financial
Corp. securities with a coupon rate 7.686% due
August 15, 2036, valued at $127,502,595)				125,000,000	125,000,000

Total short-term investments (cost $576,000,000)					$576,000,000

TOTAL INVESTMENTS
Total investments (cost $6,881,461,417) (b)					$6,881,461,417

NOTES

(a) Percentages indicated are based on net assets of $6,837,236,244.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at December 31, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at December 31, 2006. Securities rated by Putnam are indicated by "/P." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a financial reporting and tax basis is the same.

(M) The security's effective maturity date is less than one year.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Variable Rate Demand Notes (VRDN), Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at December 31, 2006.

The dates shown on debt obligations are the original maturity dates.

AMBAC represents AMBAC Indemnity Corporation

MBIA represents MBIA Insurance Company

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at December 31, 2006: (as a percentage of Portfolio Value)

Australia	2.8%
Belgium	0.8
Canada	0.9
France	4.7
Germany	1.7
Ireland	1.3
Italy	2.6
Netherlands	4.8
Spain	1.1
Sweden	2.0
Switzerland	1.2
United Kingdom	5.6
United States	69.4
Other	1.1

Total	100.0%

Security valuation The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC, is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: February 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 28, 2007